SUBSEQUENT EVENTS (Notes)	6 Months Ended
Jun. 30, 2019
Subsequent Events1 [Abstract]
SUBSEQUENT EVENTS
NOTE 15 – SUBSEQUENT EVENTS
On July 16, 2019, the Company sold its 30 million shares, representing a stake of 2.6% of preferred shares, held in its investment Gerdau, an equity instrument at fair value through other comprehensive income, for 116. The carrying value of the Company's investment at June 30, 2019 was 119.